Related-Party Transactions (Relevant Amounts Due from/to Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts due from related parties		¥ 2,638,983	¥ 1,212,331
Amounts due to related parties	[1]	7,887,809	6,304,816
Lease liabilities		16,251	4,613
Cash deposits, maturing within 3 months	[2]	0	3,243
Long-term borrowings		700,000	700,000
The group and Sinopec group and subsidiaries associates and joint ventures of the group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		2,638,983	1,212,331
Amounts due to related parties		7,887,809	6,304,816
Lease liabilities		13,004	1,427
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		2,593,908	1,184,117
Amounts due to related parties		6,569,219	4,475,992
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		45,075	28,214
Amounts due to related parties		86,001	156,385
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Amounts due to related parties		1,232,589	1,672,439
Lease liabilities		12,714	992
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Lease liabilities		290	435
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Cash deposits, maturing within 3 months		0	3,243
Long-term borrowings		¥ 700,000	¥ 700,000
Cash deposits interest rate			0.35%

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.
[2]	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”).